SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

19.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico, and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the consolidated balance sheets at December 31, 2011, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate Head Office assets are included in the "Canada" segment and specific corporate income and expense items are noted separately below.

  Certain items in the comparative segmented information relating to the Meliadine project have been reclassified from the "Exploration" segment to the "Canada" segment.

  On May 1, 2009, both the Lapa mine and the Kittila mine achieved commercial production. The Pinos Altos mine achieved commercial production on November 1, 2009. The Meadowbank mine achieved commercial production on March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Year Ended December 31, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment Income (Loss)
Canada	$1,217,858	$619,987	$198,219	$—	$2,825	$302,893	$907,681	$(813,747)
Europe	225,612	110,477	26,574	—	1,063	—	—	87,498
Latin America	378,329	145,614	36,988	—	(4,955)	—	—	200,682
Exploration	—	—	—	75,721	(15)	—	—	(75,706)

	$1,821,799	$876,078	$261,781	$75,721	$(1,082)	$302,893	$907,681	$(601,273)

Segment loss	$(601,273)
Corporate and Other
Interest and sundry expense	(5,188)
Net loss on sale and write-down of available-for-sale securities	(3,662)
Gain on derivative financial instruments	3,683
General and administrative	(107,926)
Provincial capital tax	(9,223)
Interest expense	(55,039)

Loss before income and mining taxes	$(778,628)

Year Ended December 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$1,086,744	$499,621	$140,024	$—	$22,815	$424,284
Europe	160,140	87,735	31,231	—	(2,780)	43,954
Latin America	175,637	90,116	21,134	—	(2,126)	66,513
Exploration	—	—	97	54,958	1,627	(56,682)

	$1,422,521	$677,472	$192,486	$54,958	$19,536	$478,069

Segment income	$478,069
Corporate and Other
Interest and sundry income	10,254
Gain on acquisition of Comaplex, net	57,526
Gain on sale of available-for-sale securities	19,487
Gain on derivative financial instruments	7,612
General and administrative	(94,327)
Provincial capital tax	6,075
Interest expense	(49,493)

Income before income and mining taxes	$435,203

Year Ended December 31, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$538,123	$252,035	$60,028	$—	$36,499	$189,561
Europe	61,457	42,464	10,909	—	3,582	4,502
Latin America	14,182	11,819	1,524	—	(250)	1,089
Exploration	—	—	—	36,279	—	(36,279)

	$613,762	$306,318	$72,461	$36,279	$39,831	$158,873

Segment income	$158,873
Corporate and Other
Interest and sundry income	12,580
Gain on sale of available-for-sale securities	10,142
Gain on derivative financial instruments	3,592
General and administrative	(63,687)
Provincial capital tax	(5,014)
Interest expense	(8,448)

Income before income and mining taxes	$108,038

	Total Assets as at
	December 31, 2011	December 31, 2010
Canada	$3,205,158	$4,179,446
Europe	771,714	679,258
Latin America	1,020,078	619,263
Exploration	37,312	22,384

	$5,034,262	$5,500,351

	Capital Expenditures
	2011	2010	2009
Canada	$319,728	$1,004,129	$435,098
Europe	95,549	67,894	84,955
Latin America	313,669	103,131	136,706
Exploration	8,418	97	—

	$737,364	$1,175,251	$656,759